PRUDENTIAL GLOBAL REAL ESTATE FUND
100 Mulberry Street
Gateway Center Three, 4th Floor
Newark, New Jersey 07102

March 15, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Prudential Global Real Estate Fund – 485(a) filing
(formerly, Dryden Global Real Estate Fund)
File           Nos. 333-42705 and 811-08565

Ladies and Gentlemen:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(a) to the Registration Statement of the above-referenced Registrant.  The purpose of the filing of the Post-Effective Amendment is to conform the Registrant’s Prospectus to the requirements of the new summary prospectus rule, as set forth in 17 CFR Parts 230, 232, 239, and 274.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary